Leases - Disclosure of lease liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation Of Lease Liabilities [Roll Forward]
Lease liabilities, beginning balance	£ 542	£ 280
Interest expense	29	29
New leases	98	11
Disposals	(8)	0
Cash payments	(69)	(73)
Exchange and other movements	30	295
Lease liabilities, ending balance	£ 622	£ 542
Lease, extension period	91 years	91 years